Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	TELEFONICA S A
Entity Central Index Key	0000814052
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	5,192,131,686